ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Accounts Payable And Accrued Liabilities
Accounts payable and amounts accrued to CRO	$ 49	$ 1,413
Accrued bonuses and other payroll-related expenses	371	525
Accrued accounting and auditing fees	127	189
Accrued legal fees	54	194
Accrued other professional fees	33	157
Other accounts payable	172	136
Accrued clinical and R&D services	3	179
Other	36	43
Total accounts payable and accrued liabilities	$ 845	$ 2,836